DoubleLine Yield Opportunities Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 2.0%
	Affirm, Inc.
1,300,000	Series 2023-B-D	8.78	%(a)	09/15/2028	1,308,604
	Apollo Aviation Securitization Equity Trust
478,581	Series 2024-1A-B	6.90	%(a)	05/16/2049	485,420
474,192	Series 2024-2A-B	6.61	%(a)	09/16/2049	492,432
	AVANT Loans Funding Trust
725,000	Series 2025-REV1-D	8.39	%(a)	05/15/2034	727,475
	Blue Stream Communications LLC
2,500,000	Series 2023-1A-C	8.90	%(a)	05/20/2053	2,582,350
	Compass Datacenters LLC
750,000	Series 2024-1A-B	7.00	%(a)	02/25/2049	771,559
	JetBlue Airways Corp.
886,772	Series 2019-1	8.00%		05/15/2029	884,555
	JOL Air Ltd.
2,641,304	Series 2019-1-B	4.95	%(a)	04/15/2044	2,621,901
	Kestrel Aircraft Funding USA LLC
646,770	Series 2018-1A-A	4.25	%(a)	12/15/2038	645,223
	MACH 1 Cayman Ltd.
156,569	Series 2019-1-B	4.34	%(a)	10/15/2039	149,156
	Marlette Funding Trust
8,192	Series 2021-1A-R	0.00	%(a)(b)(c)	06/16/2031	136,206
	Pagaya AI Debt Selection Trust
2,425,852	Series 2021-3-CERT	0.00	%(a)(b)(c)	05/15/2029	67,890
	SOFI Alternative Trust
55,000	Series 2021-2-R1	0.00	%(a)(b)(c)	08/15/2030	253,221
	SoFi Professional Loan Program LLC
20,000	Series 2018-C-R1	0.00	%(a)(b)(c)	01/25/2048	136,410
	Start Ltd./Bermuda
149,907	Series 2019-1-C	6.41	%(a)	03/15/2044	149,146
	Start/Bermuda
2,002,466	Series 2018-1-A	4.09	%(a)	05/15/2043	2,002,592
	Switch ABS Issuer LLC
1,000,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	1,037,619
	Upstart Securitization Trust
275,041	Series 2021-4-C	3.19	%(a)	09/20/2031	271,147
3,300	Series 2021-5-CERT	0.00	%(a)(b)(c)	11/20/2031	222,735
	Total Asset Backed Obligations (Cost $13,768,709)				14,945,641
BANK LOANS - 21.6%
	1261229 BC Ltd.
2,450,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	10.56%		10/08/2030	2,368,268
	Access CIG LLC
1,577,323	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.38%		08/18/2028	1,586,566
	Acuris Finance US, Inc.
1,465,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.05%		02/16/2028	1,468,208
	ADMI Corp.
1,110,577	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.50% Floor)	8.19%		12/23/2027	1,061,989
901,275	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.75%, 0.00% Floor)	10.08%		12/23/2027	876,039
	Alera Group 2nd Lien T/L
1,455,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.50%, 0.50% Floor)	9.83%		05/30/2033	1,485,009
	Allied Universal Holdco LLC
1,006,923	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.50% Floor)	8.18%		05/15/2028	1,012,859

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Altice France SA
543,073	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.50%, 0.00% Floor)	9.76%		08/31/2028	493,442
	Alvaria Holdco (Aspect Software) Second-Out T/L
43,536	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.11% Cash or 6.50% PIK, 0.75% Floor)	5.54%		05/05/2028	12,255
577,009	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.11%, 0.75% Floor)	5.54%		05/05/2028	162,428
	Alvaria Holdco (Aspect Software) Third-Out T/L A
85,509	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.11% Cash or 5.50% PIK, 0.75% Floor)	6.54%		05/05/2028	2,458
1,346,354	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.11%, 0.00% Floor)	6.54%		05/05/2028	38,708
	Applied Systems, Inc.
670,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%		02/23/2032	688,676
	Apro LLC
2,988,825	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.06%		07/09/2031	2,985,089
	Ascend Learning LLC
3,251,124	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.85%, 0.50% Floor)	10.18%		12/10/2029	3,263,316
	Aspire Bakeries T/L B
611,910	Senior Secured Term Loan	7.82	%(d)	12/23/2030	608,850
	Astra Acquisition Corp.
274,452	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.75%, 2.00% Floor)	11.05	%(e)	02/25/2028	78,134
438,485	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 2.00% Floor)	9.55	%(e)	10/25/2028	9,866
3,249,219	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 8.99%, 0.75% Floor)	13.16	%(e)	10/25/2029	21,672
	Asurion LLC
305,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.69%		02/03/2028	292,515
1,425,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.69%		01/22/2029	1,325,806
	Aveanna Healthcare LLC
1,346,504	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.85%, 0.50% Floor)	8.18%		07/17/2028	1,320,840
2,800,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.15%, 0.50% Floor)	11.48%		12/10/2029	2,755,900
	Bausch + Lomb Corp.
948,113	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.33%		09/29/2028	950,089
2,795,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.57%		01/15/2031	2,803,748
	Boxer Parent Co., Inc.
1,391,513	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%		07/30/2031	1,384,464
4,235,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	10.08%		07/30/2032	4,131,793
	Brand Industrial Services, Inc.
1,371,891	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.50% Floor)	8.78%		08/01/2030	1,153,850
	Central Parent LLC
698,979	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.55%		07/06/2029	585,430
	Cloud Software Group, Inc.
1,350,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.05%		03/24/2031	1,353,794
	ClubCorp Holdings, Inc.
3,127,272	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	9.56%		09/18/2026	3,135,090
1,547	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.56%		09/18/2026	1,550

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	CommScope LLC
4,500,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 2.00% Floor)	9.58%	12/17/2029	4,561,402
	Constant Contact, Inc.
4,500,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.76%, 0.00% Floor)	12.02%	02/12/2029	3,864,375
	Cornerstone Building Brands, Inc.
522,375	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.81%	05/15/2031	446,631
	Crown Finance US, Inc.
4,014,825	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.57%	12/02/2031	4,018,840
	Dexko Global, Inc.
689,654	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	8.19%	10/04/2028	661,647
778,150	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%	10/04/2028	750,105
	DG Investment Intermediate Holdings 2, Inc.
2,035,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 6.86%, 0.75% Floor)	11.19%	03/29/2029	2,028,000
	Directv Financing LLC
2,982,600	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.79%	08/02/2029	2,964,972
	Eagle Parent Corp.
3,102,271	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	3,081,594
298,121	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	296,133
298,121	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	296,134
	Edelman Financial Engines Center LLC
3,025,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.58%	10/06/2028	3,041,259
	EG America LLC
2,111,365	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%	02/07/2028	2,123,611
	Eisner Advisory Group LLC
1,192,651	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.33%	02/28/2031	1,199,360
	Element Materials Technology Group US Holdings, Inc.
224,250	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	06/25/2029	225,231
	Ellucian Holdings, Inc.
620,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%	11/22/2032	633,950
	Fertitta Entertainment LLC/NV
1,915,343	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.83%	01/29/2029	1,915,419
	FinThrive Software Intermediate Holdings, Inc.
78,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.50% Floor)	8.44%	12/18/2028	71,043
431,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.86%, 0.50% Floor)	11.19%	12/17/2029	352,146
	Flynn America LP
533,813	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.61%, 0.50% Floor)	8.94%	07/31/2028	531,143
533,813	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.61%, 0.50% Floor)	8.94%	07/31/2028	531,143
	Gainwell Acquisition Corp.
4,424,193	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 0.10%, 0.75% Floor)	8.40%	10/01/2027	4,272,664
	Golden State Foods LLC
1,200,955	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.56%	12/04/2031	1,208,221
	Groupe Solmax, Inc.
267,137	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.86%, 0.75% Floor)	9.19%	07/24/2028	225,835

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
185,977	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.86%, 0.75% Floor)	9.19%		07/24/2028	157,223
185,512	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.75% Floor)	9.31%		07/24/2028	156,830
341,341	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.75% Floor)	9.31%		07/24/2028	288,567
	Hexion Holdings Corp.
2,898,362	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.31%		03/15/2029	2,895,638
	Husky Injection Molding Systems Ltd.
1,930,175	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.50%, 0.00% Floor)	8.67%		02/15/2029	1,937,751
1,930,175	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%		02/15/2029	1,937,751
	INEOS US Finance LLC
3,341,703	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%		02/19/2030	3,211,326
	INEOS US Petrochem LLC
1,002,313	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.68%		03/29/2029	935,909
1,730,663	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%		10/07/2031	1,585,719
	Kenan Advantage Group, Inc.
1,046,777	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%		01/25/2029	1,033,692
	Klockner Pentaplast of America, Inc.
1,157,907	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.98%, 0.50% Floor)	9.23%		02/09/2026	1,074,370
	Kronos Acquisition Holdings, Inc.
1,771,613	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.30%		07/08/2031	1,592,680
	Lasership, Inc.
10,670	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 7.50% Cash or 1 mo. SOFR US + 1.50% Cash + 7.00% PIK, 0.75% Floor)	11.93%		08/10/2029	3,290
237,301	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 7.50% Cash or 1 mo. SOFR US + 1.76% Cash + 7.00% PIK, 0.75% Floor)	11.93%		08/10/2029	73,167
	LBM Acquisition LLC
2,431,554	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.75% Floor)	8.16%		06/06/2031	2,279,582
	Lereta LLC
369,160	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.75% Floor)	9.69%		08/07/2028	328,157
	LifePoint Health, Inc.
267,978	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%		05/19/2031	264,318
2,999,039	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.01%		05/19/2031	2,971,853
	MH Sub I LLC
995,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.58%		12/31/2031	867,207
	Mitchell International, Inc.
3,310,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.58%		06/17/2032	3,269,453
	Natgasoline LLC
1,172,625	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.83%		03/29/2030	1,168,228
	Needle Holdings LLC
20,999	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 8.50%, 0.00% Floor)	16.00	%(e)	04/28/2028	5,565
	NEP Group, Inc.
84,342	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25% + 1.50% PIK, 0.00% Floor)	7.84%		08/19/2026	77,937
2,686,006	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25% + 1.50% PIK, 0.00% Floor)	7.84%		08/19/2026	2,482,044
770,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.26%, 0.00% Floor)	11.59%		10/19/2026	415,800

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	NGL Energy Operating LLC
301,188	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	8.08%	02/03/2031	299,439
	OneDigital Borrower LLC
2,570,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	9.58%	07/02/2032	2,579,638
	Ontario Gaming GTA LP
2,259,062	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	08/01/2030	2,240,357
	Par Petroleum LLC
992,180	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.01%	02/28/2030	985,364
	PetSmart LLC
2,668,070	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	8.18%	02/14/2028	2,646,392
	Polaris Newco LLC
2,695,972	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.86%, 0.50% Floor)	8.29%	06/05/2028	2,630,999
	Pregis TopCo LLC
2,852,850	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.33%	02/01/2029	2,864,618
	Pretium PKG Holdings, Inc.
960,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.01%, 0.50% Floor)	11.31%	10/01/2029	166,560
	Pretzel Parent T/L B
2,443,875	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%	10/01/2031	2,429,823
	Radiology Partners, Inc.
3,995,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%)	8.82%	06/30/2032	3,967,535
	Sabre GLBL, Inc.
3,248,491	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.10%, 0.50% Floor)	9.43%	06/30/2028	3,233,061
239,399	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.43%	11/15/2029	239,399
	Staples, Inc.
625,275	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	10.03%	09/10/2029	578,601
	StubHub Holdco Sub LLC
3,004,652	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%	03/15/2030	2,924,518
	Team Health Holdings, Inc.
2,776,545	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 1.00% Floor)	9.53%	03/02/2027	2,766,994
	Townsquare Media, Inc.
2,951,438	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	9.32%	02/19/2030	2,671,051
	Travelport Finance Luxembourg Sarl
421,722	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.69%, 1.00% Floor)	11.30%	09/29/2028	327,758
1,231,660	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.69%, 1.00% Floor)	11.30%	09/29/2028	957,233
	Trident TPI Holdings, Inc.
2,707,593	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	09/18/2028	2,663,947
	United Natural Foods, Inc.
839,300	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%	05/01/2031	847,693
	Univision Communications, Inc.
1,847,817	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	06/25/2029	1,844,741
	Vantage Specialty Chemicals, Inc.
2,201,981	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.50% Floor)	9.03%	10/26/2026	2,137,485
	Veritiv Operating Co.
2,338,121	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.30%	11/30/2030	2,349,227
	Vibrantz Technologies, Inc.
864,444	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.40%, 0.50% Floor)	8.64%	04/23/2029	757,167

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Victra Holdings LLC
2,437,764	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.75% Floor)	8.55%		03/29/2029	2,441,579
	Voyager Parent LLC
3,215,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.75%)	9.07%		05/10/2032	3,186,419
	VT Topco, Inc.
886,562	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.30%		08/09/2030	889,501
	Wand NewCo 3, Inc.
818,106	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%		01/30/2031	815,398
	WaterBridge Midstream Operating LLC
3,100,020	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.00% Floor)	9.31%		06/27/2029	3,091,712
	Zayo Group Holdings, Inc.
653,316	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.58%		03/09/2027	629,156
	Total Bank Loans (Cost $175,081,284)				165,896,981
COLLATERALIZED LOAN OBLIGATIONS - 10.8%
	Aimco CDO
500,000	Series 2019-10A-ERR (3 mo. Term SOFR + 5.65%, 5.65% Floor)	9.92	%(a)	07/22/2037	508,304
	Babson CLO Ltd./Cayman Islands
1,500,000	Series 2019-2A-D1RR (3 mo. Term SOFR + 2.90%, 2.90% Floor)	7.16	%(a)	01/15/2038	1,508,340
	Bain Capital Credit CLO
1,250,000	Series 2022-3A-E (3 mo. Term SOFR + 7.35%, 7.35% Floor)	11.63	%(a)	07/17/2035	1,256,212
	Buttermilk Park CLO
750,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.27	%(a)	10/15/2031	751,899
	Canyon Capital CLO Ltd.
1,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	10.93	%(a)	04/15/2034	1,007,828
	Canyon CLO
1,850,000	Series 2020-2A-ER2 (3 mo. Term SOFR + 5.75%, 5.75% Floor)	10.01	%(a)	10/15/2034	1,827,022
2,000,000	Series 2021-3A-E (3 mo. Term SOFR + 6.46%, 6.20% Floor)	10.72	%(a)	07/15/2034	1,997,930
	Carlyle Global Market Strategies
1,875,000	Series 2020-2A-DR (3 mo. Term SOFR + 6.96%, 6.70% Floor)	11.24	%(a)	01/25/2035	1,885,075
	CIFC Funding Ltd.
2,000,000	Series 2013-1A-DR (3 mo. Term SOFR + 6.91%, 0.00% Floor)	11.17	%(a)	07/16/2030	2,003,580
3,350,000	Series 2013-3RA-D (3 mo. Term SOFR + 6.16%, 5.90% Floor)	10.44	%(a)	04/24/2031	3,309,386
2,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 6.51%, 6.51% Floor)	10.77	%(a)	07/15/2036	2,010,042
	Dryden Senior Loan Fund
2,000,000	Series 2017-54A-E (3 mo. Term SOFR + 6.46%, 0.00% Floor)	10.73	%(a)	10/19/2029	1,969,631
1,000,000	Series 2020-77A-ER (3 mo. Term SOFR + 6.13%, 6.13% Floor)	10.45	%(a)	05/20/2034	977,826
2,500,000	Series 2021-87A-E (3 mo. Term SOFR + 6.41%, 6.15% Floor)	10.73	%(a)	05/20/2034	2,478,546
	Highbridge Loan Management Ltd.
1,550,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.43	%(a)	10/20/2029	1,556,056
	ING Investment Management CLO Ltd.
2,000,000	Series 2013-3A-DR (3 mo. Term SOFR + 6.16%, 5.90% Floor)	10.43	%(a)	10/18/2031	1,984,849
	Katayma CLO Ltd.
1,000,000	Series 2024-2A-E (3 mo. Term SOFR + 7.33%, 7.33% Floor)	11.60	%(a)	04/20/2037	1,011,554
	Milos Clo
4,000,000	Series 2017-1A-ER (3 mo. Term SOFR + 6.41%, 6.15% Floor)	10.68	%(a)	10/20/2030	3,994,217
	Neuberger Berman CLO Ltd.
7,000,000	Series 2019-34A-ER (3 mo. Term SOFR + 6.50%, 6.50% Floor)	10.77	%(a)	01/20/2035	7,030,437
	Octagon Investment Partners Ltd.
750,000	Series 2019-1A-E (3 mo. Term SOFR + 6.86%, 6.60% Floor)	11.14	%(a)	10/25/2032	747,264
1,500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)	11.53	%(a)	01/20/2035	1,440,128
5,000,000	Series 2019-1A-INC	0.00	%(a)(b)(c)(f)	10/25/2032	1,653,090

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,000,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.86%, 6.60% Floor)	11.12	%(a)	07/15/2036	906,008
4,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.76%, 6.50% Floor)	11.02	%(a)	04/15/2034	3,794,015
	Octagon Loan Funding
1,000,000	Series 2014-1A-ERR (3 mo. Term SOFR + 6.26%, 6.00% Floor)	10.59	%(a)	11/18/2031	962,708
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	10.63	%(a)	07/20/2034	495,948
	RR Ltd./Cayman Islands
5,000,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.32	%(a)	04/15/2036	4,857,851
	Sound Point CLO Ltd.
3,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 7.12%, 7.12% Floor)	11.39	%(a)	07/20/2034	2,870,387
4,000,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.82%, 6.56% Floor)	11.10	%(a)	10/25/2034	3,760,338
7,000,000	Series 2021-2A-E (3 mo. Term SOFR + 6.62%, 6.36% Floor)	10.90	%(a)	07/25/2034	6,519,071
2,000,000	Series 2021-3A-E (3 mo. Term SOFR + 6.87%, 6.61% Floor)	11.15	%(a)	10/25/2034	1,759,465
7,000,000	Series 2021-4A-E (3 mo. Term SOFR + 6.96%, 6.96% Floor)	11.24	%(a)	10/25/2034	6,203,392
	Voya CLO Ltd.
1,350,000	Series 2017-2A-D (3 mo. Term SOFR + 6.28%, 0.00% Floor)	10.54	%(a)	06/07/2030	1,309,543
2,700,000	Series 2018-1A-D (3 mo. Term SOFR + 5.46%, 0.00% Floor)	9.73	%(a)	04/19/2031	2,508,227
	Wind River CLO Ltd.
2,500,000	Series 2017-3A-ER (3 mo. Term SOFR + 7.31%, 7.05% Floor)	11.57	%(a)	04/15/2035	2,423,326
1,000,000	Series 2018-1A-E (3 mo. Term SOFR + 5.76%, 0.00% Floor)	10.02	%(a)	07/15/2030	1,005,162
1,000,000	Series 2018-2A-E (3 mo. Term SOFR + 6.01%, 0.00% Floor)	10.27	%(a)	07/15/2030	959,996
	Total Collateralized Loan Obligations (Cost $84,579,392)				83,244,653
FOREIGN CORPORATE BONDS - 12.5%
147,825	ACI Airport Sudamerica SA	6.88	%(a)	11/29/2034	143,540
3,183,118	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	3,181,557
3,800,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	2,998,111
2,004,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%		10/15/2039	1,616,540
868,750	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	740,252
1,000,000	AL Candelaria Spain SA	5.75	%(a)	06/15/2033	849,350
4,344,000	AL Candelaria Spain SA	5.75%		06/15/2033	3,689,576
942,731	Alpha Holding SAB de CV	9.00	%(a)(e)	12/31/2025	7,070
2,356,827	Alpha Holding SAB de CV	9.00	%(e)	12/31/2025	17,676
470,827	Alpha Holding SAB de CV	10.00	%(e)	12/19/2026	5,885
244,936	Autopistas del Sol SA/Costa Rica	7.38%		12/30/2030	243,709
700,000	Braskem Idesa SAPI	7.45%		11/15/2029	516,005
3,200,000	Braskem Idesa SAPI	6.99	%(a)	02/20/2032	2,223,932
4,300,000	Braskem Netherlands Finance BV	5.88%		01/31/2050	2,707,994
1,600,000	BRF SA	5.75%		09/21/2050	1,300,901
4,300,000	Canacol Energy Ltd.	5.75%		11/24/2028	1,488,076
4,100,000	CAP SA	3.90%		04/27/2031	3,298,046
333,333	Comision Federal de Electricidad	5.00%		07/30/2049	278,890
800,000	Cosan Overseas Ltd.	8.25	%(g)	08/05/2025	807,904
2,200,000	CSN Resources SA	4.63%		06/10/2031	1,733,667
1,700,000	CSN Resources SA	5.88%		04/08/2032	1,399,507
725,000	eG Global Finance PLC	12.00	%(a)	11/30/2028	801,110
1,700,000	ENA Master Trust	4.00%		05/19/2048	1,232,755
808,000	Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 (11.00% Cash + 2.00% PIK)	11.00	%(a)	09/12/2030	655,490
1,126,300	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	1,138,689
1,250,000	Fresnillo PLC	4.25%		10/02/2050	912,263
1,450,000	Frigorifico Concepcion SA	7.70%		07/21/2028	1,127,850
2,500,000	Frigorifico Concepcion SA	7.70	%(a)	07/21/2028	1,944,569
1,500,000	FS Luxembourg Sarl	8.63	%(a)	06/25/2033	1,482,000
1,925,000	Garda World Security Corp.	8.25	%(a)	08/01/2032	1,977,096
1,725,000	Garda World Security Corp.	8.38	%(a)	11/15/2032	1,773,428
3,340,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)	09/01/2027	3,428,046
3,100,000	Gran Tierra Energy, Inc.	9.50	%(a)	10/15/2029	2,361,626
4,795,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(a)	02/15/2029	5,019,396
1,000,000	Industrias Penoles SAB de CV	4.75%		08/06/2050	764,687

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,150,000	Infraestructura Energetica Nova SAPI de CV	4.88%		01/14/2048	2,328,952
1,000,000	Infraestructura Energetica Nova SAPI de CV	4.75%		01/15/2051	706,668
1,100,000	Kosmos Energy Ltd.	7.75%		05/01/2027	982,410
200,000	Kosmos Energy Ltd.	8.75%		10/01/2031	148,356
845,000	Kronos Acquisition Holdings, Inc.	8.25	%(a)	06/30/2031	768,302
1,000,000	Medco Cypress Tree Pte Ltd.	8.63	%(a)	05/19/2030	1,024,738
1,400,000	Metinvest BV	7.75%		10/17/2029	1,096,340
2,675,000	Mexarrend SAPI de CV	10.25	%(e)	07/24/2025	20,063
4,300,000	Motion Finco Sarl	8.38	%(a)	02/15/2032	3,941,914
2,200,000	Movida Europe SA	7.85%		04/11/2029	2,032,602
1,400,000	Movida Europe SA	7.85	%(a)	04/11/2029	1,293,474
3,222,208	MV24 Capital BV	6.75%		06/01/2034	3,127,925
1,332,658	Oi SA (10.00% Cash or 7.50% Cash + 6.00% PIK or 13.50% PIK)	10.00	%(a)	06/30/2027	867,792
2,755,070	Oi SA (8.50% Cash or 8.50% PIK)	8.50	%(a)	12/31/2028	185,967
2,600,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00	%(a)	08/01/2030	2,610,447
438,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25	%(a)(e)	12/31/2025	164,250
3,302,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25	%(e)	12/31/2025	1,238,250
1,200,000	Orbia Advance Corp. SAB de CV	5.50%		01/15/2048	945,303
2,430,000	Phoenix Aviation Capital Ltd.	9.25	%(a)	07/15/2030	2,518,713
215,916	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	218,892
3,100,000	Raizen Fuels Finance SA	6.95%		03/05/2054	2,878,283
200,000	Saavi Energia Sarl	8.88%		02/10/2035	208,950
2,800,000	Saavi Energia Sarl	8.88	%(a)	02/10/2035	2,925,300
2,300,000	Sasol Financing USA LLC	5.50%		03/18/2031	1,892,194
530,000	Seaspan Corp.	5.50	%(a)	08/01/2029	504,298
4,400,000	Simpar Europe SA	5.20%		01/26/2031	3,608,000
1,085,000	Telesat Canada / Telesat LLC	5.63	%(a)	12/06/2026	656,425
429,093	TransJamaican Highway Ltd.	5.75%		10/10/2036	398,842
427,053	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%		12/31/2027	343,778
304,068	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(a)	12/31/2027	244,775
1,483,503	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%		12/31/2028	415,381
344,998	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(a)	12/31/2028	96,599
1,806,789	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00%		12/31/2044	58,721
800,000	Volcan Cia Minera SAA	8.75%		01/24/2030	795,364
800,000	Yinson Bergenia Production BV	8.50	%(a)	01/31/2045	811,864
	Total Foreign Corporate Bonds (Cost $113,563,357)				95,927,325
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 6.7%
3,900,000	Aeropuerto Internacional de Tocumen SA	5.13%		08/11/2061	2,749,617
5,200,000	Brazilian Government International Bond	4.75%		01/14/2050	3,678,725
600,000	Colombia Government International Bond	4.13%		02/22/2042	381,013
5,100,000	Colombia Government International Bond	5.00%		06/15/2045	3,452,718
4,200,000	Comision Federal de Electricidad	4.68%		02/09/2051	2,929,995
600,000	Corp. Nacional del Cobre de Chile	3.70%		01/30/2050	407,406
2,750,000	Corp. Nacional del Cobre de Chile	3.15%		01/15/2051	1,690,073
2,365,000	Ecopetrol SA	5.88%		05/28/2045	1,634,223
3,150,000	Ecopetrol SA	5.88%		11/02/2051	2,076,562
2,400,000	Empresa de Transmision Electrica SA	5.13%		05/02/2049	1,733,100
397,700	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25	%(a)	01/31/2041	404,024
1,789,651	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%		01/31/2041	1,818,106
3,150,000	Guatemala Government Bond	4.65%		10/07/2041	2,510,156
1,850,000	Mexico City Airport Trust	5.50%		07/31/2047	1,528,886
5,250,000	Mexico Government International Bond	4.40%		02/12/2052	3,697,181
1,900,000	Morocco Government International Bond	4.00%		12/15/2050	1,296,465

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,650,000	OCP SA	5.13%		06/23/2051	2,775,889
1,250,000	Peruvian Government International Bond	2.78%		12/01/2060	674,662
3,800,000	Petrobras Global Finance BV	5.50%		06/10/2051	2,943,942
5,700,000	Petroleos del Peru SA	5.63%		06/19/2047	3,610,287
3,700,000	Petroleos Mexicanos	6.38%		01/23/2045	2,623,295
1,800,000	Petroleos Mexicanos	6.75%		09/21/2047	1,304,849
650,000	Port Of Spain Waterfront Development	7.88%		02/19/2040	647,530
1,600,000	Port Of Spain Waterfront Development	7.88	%(a)	02/19/2040	1,593,920
4,200,000	Republic of South Africa Government International Bond	5.65%		09/27/2047	3,147,294
400,000	Trinidad Generation Unlimited	7.75	%(a)	06/16/2033	414,650
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $59,801,004)				51,724,568
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 22.8%
	1345 Trust
1,000,000	Series 2025-AOA-D (1 mo. Term SOFR + 3.00%, 3.00% Floor)	7.30	%(a)	06/15/2030	1,004,219
	ACREC Trust
2,310,000	Series 2023-FL2-B (1 mo. Term SOFR + 3.48%, 3.48% Floor)	7.79	%(a)	02/19/2038	2,325,066
	ARDN Mortgage Trust
1,550,000	Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)	8.80	%(a)	06/15/2035	1,557,056
	AREIT Ltd.
3,000,000	Series 2024-CRE9-C (1 mo. Term SOFR + 3.09%, 3.09% Floor)	7.40	%(a)	05/17/2041	2,955,819
	AREIT Trust
1,930,000	Series 2022-CRE6-D (30 day avg SOFR US + 2.85%, 2.85% Floor)	7.15	%(a)	01/20/2037	1,931,978
1,000,000	Series 2022-CRE7-D (1 mo. Term SOFR + 4.44%, 4.44% Floor)	8.76	%(a)	06/17/2039	1,003,346
4,375,000	Series 2023-CRE8-C (1 mo. Term SOFR + 4.02%, 4.02% Floor)	8.34	%(a)	08/17/2041	4,383,199
2,390,000	Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.10	%(a)	01/17/2030	2,281,664
	BANK
18,317,000	Series 2018-BN12-XE	1.50	%(a)(f)(h)	05/15/2061	644,722
6,978,000	Series 2018-BN12-XF	1.50	%(a)(f)(h)	05/15/2061	242,346
20,061,456	Series 2018-BN12-XG	1.50	%(a)(f)(h)	05/15/2061	665,639
18,522,000	Series 2019-BN16-XF	1.14	%(a)(f)(h)	02/15/2052	629,359
9,261,000	Series 2019-BN16-XG	1.14	%(a)(f)(h)	02/15/2052	312,086
4,631,000	Series 2019-BN16-XH	1.14	%(a)(f)(h)	02/15/2052	153,365
6,366,937	Series 2019-BN16-XJ	1.14	%(a)(f)(h)	02/15/2052	200,278
21,359,000	Series 2022-BNK43-XD	2.40	%(a)(f)(h)	08/15/2055	2,759,880
77,961,720	Series 2023-BNK46-XA	0.75	%(f)(h)	08/15/2056	2,796,760
	BANK5 Trust
219,246,759	Series 2023-5YR1-XA	0.48	%(f)(h)	04/15/2056	1,549,417
65,071,170	Series 2023-5YR4-XA	1.26	%(f)(h)	12/15/2056	1,906,748
	BBCMS Trust
3,000,000	Series 2020-C7-D	3.70	%(a)(f)	04/15/2053	1,758,716
1,150,000	Series 2025-5C34-D	4.25	%(a)	05/15/2058	999,165
	Beast Mortgage Trust
6,000,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	10.43	%(a)	03/15/2036	811,511
	Benchmark Mortgage Trust
7,464,000	Series 2018-B4-D	2.92	%(a)(f)	07/15/2051	6,078,113
12,324,000	Series 2021-B26-XF	1.50	%(a)(f)(h)	06/15/2054	845,864
2,890,000	Series 2024-V10-D	4.50	%(a)	09/15/2057	2,571,618
	BMO Mortgage Trust
134,033,691	Series 2023-5C1-XA	0.82	%(f)(h)	08/15/2056	2,135,452
	BrightSpire Capital, Inc.
3,800,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.81%, 2.70% Floor)	7.13	%(a)	08/19/2038	3,690,397
3,106,000	Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.86	%(a)	08/19/2037	3,096,045
	BSPDF Issuer Ltd.
2,500,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.86%, 2.75% Floor)	7.18	%(a)	10/15/2036	2,471,095

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	BX Trust
2,500,000	Series 2021-VIEW-G (1 mo. Term SOFR + 5.04%, 4.93% Floor)	9.36	%(a)	06/15/2036	2,389,457
3,500,000	Series 2022-PSB-E (1 mo. Term SOFR + 6.34%, 6.34% Floor)	10.65	%(a)	08/15/2039	3,503,071
1,940,000	Series 2025-LUNR-E (1 mo. Term SOFR + 3.95%, 3.95% Floor)	8.26	%(a)	06/15/2040	1,949,754
	BXMT Ltd.
1,190,000	Series 2020-FL3-AS (1 mo. Term SOFR + 2.36%, 2.36% Floor)	6.68	%(a)	11/15/2037	1,188,896
	CALI Mortgage Trust
1,547,000	Series 2024-SUN-C (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.10	%(a)	07/15/2041	1,552,630
	Computershare Corporate Trust
2,000,000	Series 2016-C33-D	3.12	%(a)	03/15/2059	1,834,234
1,814,000	Series 2019-C50-D	3.00	%(a)	05/15/2052	1,488,103
	Credit Suisse Mortgage Capital Certificates
18,014,000	Series 2016-NXSR-XE	1.00	%(a)(f)(h)	12/15/2049	206,511
	CSAIL Commercial Mortgage Trust
53,497,389	Series 2017-CX9-XA	0.72	%(f)(h)	09/15/2050	396,870
2,500,000	Series 2020-C19-E	2.50	%(a)	03/15/2053	814,955
13,238,000	Series 2020-C19-XD	1.23	%(a)(f)(h)	03/15/2053	568,539
	CSWF
3,754,616	Series 2018-TOP-H (1 mo. Term SOFR + 3.66%, 3.61% Floor)	7.97	%(a)	08/15/2035	3,556,639
	Del Amo Fashion Center Trust
2,100,000	Series 2017-AMO-C	3.76	%(a)(f)	06/05/2035	1,973,393
	DOLP Trust
4,000,000	Series 2021-NYC-F	3.70	%(a)(f)	05/10/2041	2,937,680
	Granite Point Mortgage Trust, Inc.
1,780,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.38	%(a)	12/15/2036	1,736,678
	Great Wolf Trust
2,500,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	7.95	%(a)	05/15/2041	2,506,401
1,000,000	Series 2024-WOLF-E (1 mo. Term SOFR + 3.64%, 3.64% Floor)	7.95	%(a)	03/15/2039	1,005,895
	Greystone Commercial Real Estate Notes
2,650,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.63	%(a)	07/15/2039	2,635,401
2,120,000	Series 2025-FL4-C (1 mo. Term SOFR + 2.89%, 2.89% Floor)	7.20	%(a)	01/15/2043	2,122,264
	GS Mortgage Securities Corp. II
1,054,710	Series 2010-C1-C	5.64	%(a)(f)	08/10/2043	1,048,174
890,000	Series 2014-GC26-D	4.55	%(a)(f)	11/10/2047	518,434
905,674	Series 2015-GC28-D	4.56	%(a)(f)	02/10/2048	868,202
7,105,684	Series 2016-GS3-XA	1.30	%(f)(h)	10/10/2049	57,671
2,000,000	Series 2023-SHIP-D	6.27	%(a)(f)	09/10/2038	2,002,232
	HGI CRE CLO Ltd.
1,500,000	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.58	%(a)	09/17/2036	1,498,230
1,640,000	Series 2021-FL2-E (1 mo. Term SOFR + 2.56%, 2.56% Floor)	6.88	%(a)	09/17/2036	1,619,815
2,000,000	Series 2022-FL3-B (30 day avg SOFR US + 2.60%, 2.60% Floor)	6.90	%(a)	04/20/2037	2,008,766
	HIG RCP LLC
4,000,000	Series 2023-FL1-B (1 mo. Term SOFR + 3.61%, 3.61% Floor)	7.93	%(a)	09/19/2038	4,028,928
	JP Morgan Chase Commercial Mortgage Securities
4,000,000	Series 2019-MFP-G (1 mo. Term SOFR + 4.10%, 4.05% Floor)	8.41	%(a)	07/15/2036	2,918,615
4,000,000	Series 2019-MFP-XG	0.50	%(a)(f)(h)	07/15/2036	37,229
	JPMBB Commercial Mortgage Securities Trust
4,265,065	Series 2014-C23-XA	0.51	%(f)(h)	09/15/2047	60
2,265,000	Series 2015-C27-D	3.95	%(a)(f)	02/15/2048	592,184
38,835,775	Series 2015-C32-XA	1.23	%(f)(h)	11/15/2048	1,095
	JPMDB Commercial Mortgage Securities Trust
25,460,000	Series 2020-COR7-XB	0.56	%(f)(h)	05/13/2053	494,331
10,244,000	Series 2020-COR7-XD	2.11	%(a)(f)(h)	05/13/2053	791,926
	KREF
3,250,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.43	%(a)	02/15/2039	3,220,769
	LoanCore
5,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.78	%(a)	07/15/2036	4,942,220
2,200,000	Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.28	%(a)	11/15/2038	2,207,702
1,660,000	Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	7.05	%(a)	08/17/2042	1,616,131

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	MF1 Multifamily Housing Mortgage Loan Trust
770,000	Series 2021-FL5-E (1 mo. Term SOFR + 3.11%, 3.11% Floor)	7.43	%(a)	07/15/2036	770,150
2,050,000	Series 2021-FL6-E (1 mo. Term SOFR + 3.06%, 2.95% Floor)	7.38	%(a)	07/16/2036	2,028,420
2,550,000	Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.23	%(a)	10/16/2036	2,474,270
1,500,000	Series 2022-FL10-D (1 mo. Term SOFR + 5.73%, 5.73% Floor)	10.05	%(a)	09/17/2037	1,506,865
1,500,000	Series 2024-FL14-D (1 mo. Term SOFR + 4.84%, 4.84% Floor)	9.16	%(a)	03/19/2039	1,520,923
2,450,000	Series 2024-FL15-C (1 mo. Term SOFR + 2.94%, 2.94% Floor)	7.25	%(a)	08/18/2041	2,462,306
1,770,000	Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	7.06	%(a)	02/18/2040	1,750,201
2,750,000	Series 2025-FL19-C (1 mo. Term SOFR + 2.84%, 2.84% Floor)	7.16	%(a)	05/18/2042	2,750,833
	MFT Trust
600,000	Series 2020-ABC-D	3.59	%(a)(f)	02/10/2042	366,436
	Morgan Stanley ABS Capital I, Inc.
454,562,500	Series 2022-L8-XA	0.09	%(f)(h)	04/15/2055	1,535,103
	Morgan Stanley Bank of America Merrill Lynch Trust
5,000,000	Series 2015-C27-D	3.24	%(a)(f)	12/15/2047	4,348,136
	Morgan Stanley Capital I, Inc.
5,000,000	Series 2019-PLND-G (1 mo. Term SOFR + 3.76%, 3.65% Floor)	8.08	%(a)	05/15/2036	393,750
	NYC Commercial Mortgage Trust
1,070,000	Series 2025-3BP-E (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.85	%(a)	02/15/2042	1,057,118
	PFP III Ltd.
1,602,000	Series 2023-10-C (1 mo. Term SOFR + 4.12%, 4.12% Floor)	8.44	%(a)	09/16/2038	1,612,868
2,634,186	Series 2024-11-C (1 mo. Term SOFR + 2.99%, 2.99% Floor)	7.30	%(a)	09/17/2039	2,639,752
3,000,000	Series 2025-12-C (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.86	%(a)	12/18/2042	3,004,209
	Ready Capital Corp.
1,250,000	Series 2021-FL7-E (1 mo. Term SOFR + 3.51%, 3.40% Floor)	7.83	%(a)	11/25/2036	1,249,365
3,250,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.85	%(a)	10/25/2039	3,261,700
2,887,000	Series 2023-FL11-C (1 mo. Term SOFR + 4.28%, 4.28% Floor)	8.60	%(a)	10/25/2039	2,899,645
2,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 4.55%, 4.55% Floor)	8.87	%(a)	05/25/2038	2,024,664
	SMR Mortgage Trust
4,944,657	Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)	11.81	%(a)	02/15/2039	4,388,066
	Starwood Property Trust, Inc.
2,325,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	6.25	%(a)	11/15/2038	2,287,040
	TPG Real Estate Finance Issuer Ltd.
2,510,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.28	%(a)	03/15/2038	2,508,509
2,479,500	Series 2022-FL5-B (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.76	%(a)	02/15/2039	2,475,667
	UBS-Barclays Commercial Mortgage Trust
3,000,000	Series 2013-C5-C	3.84	%(a)(f)	03/10/2046	2,724,509
	Wachovia Bank Commercial Mortgage Trust
3,121,148	Series 2005-C21-E	5.12	%(a)(f)	10/15/2044	1,264,065
	WHARF Trust
1,500,000	Series 2025-DC-E	7.72	%(a)(f)	07/15/2040	1,541,930
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $203,254,288)				175,447,508
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 17.1%
	ACE Securities Corp.
8,553,451	Series 2006-HE4-A2B (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.65%		10/25/2036	3,363,917
	Countrywide Alternative Loan Trust
5,297,284	Series 2005-J12-2A1 (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.00% Cap)	4.97%		08/25/2035	2,698,828
	Deephaven Residential Mortgage Trust
10,000,000	Series 2020-2-B3	6.39	%(a)(f)	05/25/2065	9,968,511

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Fannie Mae Connecticut Avenue Securities
6,066,644	Series 2019-R05-1B1 (30 day avg SOFR US + 4.21%, 0.00% Floor)	8.52	%(a)	07/25/2039	6,224,305
3,280,985	Series 2019-R07-1B1 (30 day avg SOFR US + 3.51%, 0.00% Floor)	7.82	%(a)	10/25/2039	3,354,598
	Federal National Mortgage Association
8,400,000	Series 2021-R02-2B2 (30 day avg SOFR US + 6.20%, 0.00% Floor)	10.51	%(a)	11/25/2041	8,821,085
	Freddie Mac Structured Agency Credit Risk Debt Notes
9,250,000	Series 2020-DNA1-B2 (30 day avg SOFR US + 5.36%, 0.00% Floor)	9.67	%(a)	01/25/2050	10,219,633
3,000,000	Series 2020-DNA2-B2 (30 day avg SOFR US + 4.91%, 0.00% Floor)	9.22	%(a)	02/25/2050	3,295,987
6,000,000	Series 2020-DNA6-B2 (30 day avg SOFR US + 5.65%, 0.00% Floor)	9.96	%(a)	12/25/2050	6,863,180
22,000,000	Series 2020-HQA2-B2 (30 day avg SOFR US + 7.71%, 0.00% Floor)	12.02	%(a)	03/25/2050	26,709,690
9,750,000	Series 2020-HQA5-B2 (30 day avg SOFR US + 7.40%, 0.00% Floor)	11.71	%(a)	11/25/2050	11,742,124
	GS Mortgage-Backed Securities Trust
1,500,000	Series 2020-NQM1-B2	6.90	%(a)(f)	09/27/2060	1,523,372
	Homeward Opportunities Fund I Trust
8,000,000	Series 2020-2-B1	5.45	%(a)(f)	05/25/2065	7,978,914
	JP Morgan Alternative Loan Trust
5,981,464	Series 2007-A2-12A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 11.50% Cap)	4.83%		06/25/2037	2,229,813
	JP Morgan Mortgage Trust
2,500,000	Series 2024-VIS2-B2	7.72	%(a)(f)	11/25/2064	2,455,431
	Rithm Capital Corp.
4,102,000	Series 2020-NQM2-B1	4.08	%(a)(f)	05/24/2060	3,605,056
2,886,000	Series 2020-NQM2-B2	4.08	%(a)(f)	05/24/2060	2,438,248
	TBW Mortgage Backed Pass Through Certificates
4,132,264	Series 2007-2-A1A	5.96	%(f)	07/25/2037	1,175,246
	Verus Securitization Trust
5,000,000	Series 2020-4-B2	5.60	%(a)(f)	05/25/2065	4,999,546
	Vista Point Securitization Trust
9,222,000	Series 2020-1-B2	5.38	%(a)(f)	03/25/2065	8,791,274
3,396,000	Series 2020-2-B2	5.16	%(a)(f)	04/25/2065	3,243,264
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $125,255,113)				131,702,022
US CORPORATE BONDS - 17.4%
2,290,000	1261229 BC Ltd.	10.00	%(a)	04/15/2032	2,311,732
2,130,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	9.75	%(a)	04/15/2030	2,166,016
1,060,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	1,085,175
830,000	Artera Services LLC	8.50	%(a)	02/15/2031	691,827
1,574,922	ASP Unifrax Holdings, Inc. (7.10% Cash or 5.85% Cash + 1.25% PIK)	7.10	%(a)	09/30/2029	724,464
3,580,000	AthenaHealth Group, Inc.	6.50	%(a)	02/15/2030	3,527,071
1,710,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	1,786,950
940,000	Beach Acquisition Bidco LLC (10.00% Cash or 10.75% PIK)	10.00	%(a)	07/15/2033	976,674
1,640,000	Brand Industrial Services, Inc.	10.38	%(a)	08/01/2030	1,515,173
1,350,000	Caesars Entertainment, Inc.	8.13	%(a)	07/01/2027	1,351,249
5,455,000	Castle US Holding Corp.	10.00	%(a)	06/30/2031	2,372,925
690,000	CHS/Community Health Systems, Inc.	10.88	%(a)	01/15/2032	732,171
1,925,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)	06/01/2029	1,782,006
2,335,000	Cobra AcquisitionCo LLC	6.38	%(a)	11/01/2029	2,011,798
3,150,000	CommScope LLC	9.50	%(a)	12/15/2031	3,301,035
1,605,000	CoreWeave, Inc.	9.25	%(a)	06/01/2030	1,642,209
1,580,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	1,453,910
1,695,000	Dcli Bidco LLC	7.75	%(a)	11/15/2029	1,718,396
3,895,000	Dealer Tire LLC / DT Issuer LLC	8.00	%(a)	02/01/2028	3,765,629
3,395,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	10.00	%(a)	02/15/2031	3,298,305

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,175,000	DISH DBS Corp.	5.75	%(a)	12/01/2028	1,019,313
2,005,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)	10/15/2029	1,555,150
1,580,000	EchoStar Corp.	10.75%		11/30/2029	1,628,743
2,943,000	Embarq LLC	8.00%		06/01/2036	1,351,205
3,550,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75	%(a)	01/15/2030	3,278,803
1,400,000	Freedom Mortgage Holdings LLC	8.38	%(a)	04/01/2032	1,416,201
1,640,000	Full House Resorts, Inc.	8.25	%(a)	02/15/2028	1,594,685
335,000	GrafTech Global Enterprises, Inc.	9.88	%(a)	12/23/2029	266,325
1,675,000	Gray Media, Inc.	10.50	%(a)	07/15/2029	1,800,751
3,400,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	8.75	%(a)	05/01/2029	3,500,351
965,000	Hightower Holding LLC	6.75	%(a)	04/15/2029	962,545
1,285,000	Hightower Holding LLC	9.13	%(a)	01/31/2030	1,369,216
3,580,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	3,599,994
1,110,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)	09/20/2031	1,080,592
1,070,000	Kohl's Corp.	10.00	%(a)	06/01/2030	1,110,285
1,353,000	LBM Acquisition LLC	6.25	%(a)	01/15/2029	1,174,884
1,215,000	LFS Topco LLC	8.75	%(a)	07/15/2030	1,196,148
1,545,000	LifePoint Health, Inc.	11.00	%(a)	10/15/2030	1,706,369
3,100,000	LifePoint Health, Inc.	10.00	%(a)	06/01/2032	3,202,036
1,845,000	Mativ Holdings, Inc.	8.00	%(a)	10/01/2029	1,674,017
2,200,000	Michaels Cos., Inc.	5.25	%(a)	05/01/2028	1,769,904
750,000	ModivCare, Inc.	5.00	%(a)	10/01/2029	26,250
915,000	Nabors Industries, Inc.	8.88	%(a)	08/15/2031	680,392
4,395,000	Newfold Digital Holdings Group, Inc.	6.00	%(a)	02/15/2029	2,560,087
1,985,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.38	%(a)	02/15/2032	1,992,589
250,000	Olympus Water US Holding Corp.	6.25	%(a)	10/01/2029	238,775
1,030,000	OneMain Finance Corp.	9.00%		01/15/2029	1,080,777
6,700,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75	%(a)	02/15/2029	6,517,238
1,765,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.88	%(a)	09/01/2031	968,544
2,568,129	Radiology Partners, Inc. (9.78% Cash or 9.78% PIK)	9.78	%(a)	02/15/2030	2,526,397
1,500,000	Radiology Partners, Inc.	8.50	%(a)	07/15/2032	1,505,370
973,000	Sabre GLBL, Inc.	8.63	%(a)	06/01/2027	996,722
1,039,000	Sabre GLBL, Inc.	10.75	%(a)	11/15/2029	1,071,517
955,000	Staples, Inc.	10.75	%(a)	09/01/2029	908,611
2,500,000	Staples, Inc.	12.75	%(a)	01/15/2030	1,666,891
1,370,000	Starz Capital Holdings LLC	5.50	%(a)	04/15/2029	1,142,717
4,170,000	SWF Holdings I Corp.	6.50	%(a)	10/01/2029	1,615,875
3,410,000	TKC Holdings, Inc.	10.50	%(a)	05/15/2029	3,507,140
885,000	TMS International Corp./DE	6.25	%(a)	04/15/2029	842,195
4,130,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	4,386,188
2,460,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	6.50	%(a)	02/15/2029	2,380,035
2,060,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63	%(a)	06/15/2032	2,082,677
3,190,000	Univision Communications, Inc.	8.50	%(a)	07/31/2031	3,196,420
845,000	Venture Global LNG, Inc.	8.38	%(a)	06/01/2031	878,251
840,000	Veritiv Operating Co.	10.50	%(a)	11/30/2030	910,346
1,050,000	Vibrantz Technologies, Inc.	9.00	%(a)	02/15/2030	708,265
3,440,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)	09/15/2029	3,608,147
4,885,000	Viking Cruises Ltd.	9.13	%(a)	07/15/2031	5,264,203
2,545,000	Vital Energy, Inc.	7.88	%(a)	04/15/2032	2,178,000
206,640	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.54	%(a)	04/30/2030	204,057
1,645,000	Voyager Parent LLC	9.25	%(a)	07/01/2032	1,712,530
1,645,000	Weatherford International Ltd.	8.63	%(a)	04/30/2030	1,696,632
	Total US Corporate Bonds (Cost $145,666,940)				133,526,070
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 3.1%
	Federal Home Loan Mortgage Corp.
5,790,800	Series 313-S1Pool S1-3249 (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.48	%(h)(i)	09/15/2043	560,110

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,902,554	Series 3997-SA (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.08	%(h)(i)	02/15/2042	254,563
2,741,364	Series 4091-VI (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.57	%(h)(i)	11/15/2040	205,487
4,518,282	Series 4119-SC (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.73	%(h)(i)	10/15/2042	528,053
2,395,193	Series 4643-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(i)	01/15/2047	284,959
6,470,578	Series 4863-IA	4.50	%(h)	03/15/2045	796,060
14,308,959	Series 5004-SD (-1 x 30 day avg SOFR US + 6.10%, 0.00% Floor, 6.10% Cap)	1.79	%(h)(i)	08/25/2050	2,215,585
	Federal National Mortgage Association
5,920,482	Series 2012-124-SE (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.73	%(h)(i)	11/25/2042	744,482
7,263,298	Series 2012-84-HS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(i)	08/25/2042	774,452
4,098,682	Series 2017-69-ES (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.73	%(h)(i)	09/25/2047	447,486
5,473,516	Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.63	%(h)(i)	06/25/2049	610,309
	FREMF Mortgage Trust
2,765,578	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	10.23	%(a)	11/25/2028	2,469,267
7,424,247	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.43	%(a)	10/25/2029	7,165,164
	Government National Mortgage Association
8,727,199	Series 2019-22-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17	%(h)(i)	02/20/2045	833,783
4,800,772	Series 2020-21-NS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.62	%(h)(i)	04/20/2048	562,225
5,708,197	Series 2020-47-SL (-1 x 1 mo. Term SOFR + 5.26%, 0.00% Floor, 5.37% Cap)	0.94	%(h)(i)	07/20/2044	458,506
9,798,559	Series 2020-61-SU (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17	%(h)(i)	07/16/2045	787,556
3,820,526	Series 2020-77-SU (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.67	%(h)(i)	09/20/2047	476,693
22,061,197	Series 2021-97-SG (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(h)(i)	06/20/2051	155,593
30,831,256	Series 2021-H04-BI	0.97	%(f)(h)	02/01/2071	1,902,600
31,720,434	Series 2021-H07-AI	0.93	%(f)(h)	05/20/2071	1,743,307
	Total US Government and Agency Mortgage Backed Obligations (Cost $28,755,729)				23,976,240
COMMON STOCKS - 0.0%(j)
3,422	Asphalt ATD Holdco, LLC(c)(k)				55,652
62,660	JOANN, Inc.(c)(k)				—
105,809	Oi SA(c)				15,871
12,858	Riverbed - Class B(c)(k)				1,614
4,893	Stichting Administratiekantoor ADR(c)(k)				—
1,800	Stichting Administratiekantoor Unigel Creditors(c)(k)				—
	Total Common Stocks (Cost $429,901)				73,137
ESCROW NOTES - 0.1%
4,600,000	Credito Real SAB de CV SOFOM ER(k)				598,000
	Total Escrow Notes (Cost $4,404,302)				598,000
PREFERRED STOCKS - 1.4%
430,000	AGNC Investment Corp. Series F (3 mo. Term SOFR + 4.96%)(g)				10,797,300
	Total Preferred Stocks (Cost $9,302,263)				10,797,300
REAL ESTATE INVESTMENT TRUSTS - 0.8%
650,000	AGNC Investment Corp.				5,973,500

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Total Real Estate Investment Trusts (Cost $8,298,946)				5,973,500
SHORT TERM INVESTMENTS - 2.2%
5,586,836	First American Government Obligations Fund - U	4.28	%(l)		5,586,836
5,586,836	JPMorgan US Government Money Market Fund - IM	4.28	%(l)		5,586,836
5,586,836	MSILF Government Portfolio - Institutional	4.24	%(l)		5,586,836
	Total Short Term Investments (Cost $16,760,508)				16,760,508

	Total Investments - 118.5%(m) (Cost $988,921,736)				910,593,453
	Other Liabilities in Excess of Assets - (18.5)%				(142,019,057)
	NET ASSETS - 100.0%				$768,574,396

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	22.8%
Bank Loans	21.6%
US Corporate Bonds	17.4%
Non-Agency Residential Collateralized Mortgage Obligations	17.1%
Foreign Corporate Bonds	12.5%
Collateralized Loan Obligations	10.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6.7%
US Government and Agency Mortgage Backed Obligations	3.1%
Short Term Investments	2.2%
Asset Backed Obligations	2.0%
Preferred Stocks	1.4%
Real Estate Investment Trusts	0.8%
Escrow Notes	0.1%
Common Stocks	0.0	%(j)
Other Assets and Liabilities	(18.5)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	22.8%
Non-Agency Residential Collateralized Mortgage Obligations	17.1%
Collateralized Loan Obligations	10.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4.5%
Electronics/Electric	4.4%
Media	4.3%
Energy	4.1%
Healthcare	4.1%
Retailers (other than Food/Drug)	3.8%
Transportation	3.3%
US Government and Agency Mortgage Backed Obligations	3.1%
Technology	3.1%
Chemicals/Plastics	2.8%
Hotels/Motels/Inns and Casinos	2.5%
Finance	2.4%
Commercial Services	2.2%
Real Estate	2.2%
Short Term Investments	2.2%
Asset Backed Obligations	2.0%
Utilities	1.9%
Industrial Equipment	1.6%
Consumer Products	1.6%
Containers and Glass Products	1.5%
Leisure	1.2%

INVESTMENT BREAKDOWN as a % of Net Assets:
Mining	1.1%
Telecommunications	1.0%
Chemical Products	1.0%
Automotive	0.9%
Building and Development (including Steel/Metals)	0.8%
Insurance	0.7%
Construction	0.7%
Diversified Manufacturing	0.7%
Pharmaceuticals	0.6%
Food Service	0.4%
Business Equipment and Services	0.4%
Pulp & Paper	0.3%
Food Products	0.2%
Aerospace & Defense	0.1%
Escrow Notes	0.1%
Other Assets and Liabilities	(18.5)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $566,907,839 or 73.8% of the Fund's net assets.
(b)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(c)	Value determined using significant unobservable inputs.
(d)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(f)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(g)	Perpetual maturity. The date disclosed is the next call date of the security.
(h)	Interest only security
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(j)	Represents less than 0.05% of net assets.
(k)	Non-income producing security.
(l)	Seven-day yield as of period end.
(m)	Under the Fund's Credit Agreement, the lender, through their agent, have been granted a security interest in all of the Fund's investments in consideration of the Fund's borrowings under the line of credit with the lender.

PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
10 Year U.S. Ultra Treasury Notes	Long	275	9/19/2025	$30,794,088	$628,959
U.S. Treasury 2 Year Notes	Long	200	9/30/2025	41,451,997	152,691
					$781,650

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Notes to Schedule of Investments

June 30, 2025 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services— Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2025:

Category
Investments in Securities
Level 1
Short Term Investments	$16,760,508
Preferred Stocks	10,797,300
Real Estate Investment Trusts	5,973,500
Total Level 1	33,531,308
Level 2
Non-Agency Commercial Mortgage Backed Obligations	$175,447,508
Bank Loans	165,896,981
US Corporate Bonds	133,526,070
Non-Agency Residential Collateralized Mortgage Obligations	131,702,022
Foreign Corporate Bonds	95,927,325
Collateralized Loan Obligations	81,591,563
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	51,724,568
US Government and Agency Mortgage Backed Obligations	23,976,240
Asset Backed Obligations	14,129,179
Escrow Notes	598,000
Total Level 2	874,519,456
Level 3
Collateralized Loan Obligations	$1,653,090
Asset Backed Obligations	816,462
Common Stocks	73,137
Total Level 3	2,542,689
Total	$910,593,453
Other Financial Instruments
Level 1
Futures Contract	$781,650
Total Level 1	781,650
Level 2	-
Level 3	-
Total	$781,650
See the Schedule of Investments for further disaggregation of investment categories.